Unaudited Condensed Consolidated statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021	7,294,541
Balance at Dec. 31, 2021	$ 218,836	$ 264,609,233	[1]	$ (187,971,173)	$ 76,856,896
Net income	$ 0	0	[1]	60,686,136	60,686,136
Repurchase of common shares (Note 12) (in shares)	(14,602)
Repurchase of common shares (Note 12)	$ (438)	(346,398)		0	(346,836)
Share-based compensation	0	431,502		0	431,502
Dividends declared (Note 12)	$ 0	0		(3,647,063)	(3,647,063)
Balance (in shares) at Jun. 30, 2022	7,279,939
Balance at Jun. 30, 2022	$ 218,398	264,694,337	[1]	(130,932,100)	133,980,635
Balance (in shares) at Dec. 31, 2022	7,116,206
Balance at Dec. 31, 2022	$ 213,486	260,539,222	[1]	(92,597,511)	168,155,197
Net income	$ 0	0		57,632,915	57,632,915
Repurchase of common shares (Note 12) (in shares)	(120,454)
Repurchase of common shares (Note 12)	$ (3,613)	(2,203,233)		0	(2,206,846)
Share-based compensation	0	680,294		0	680,294
Dividends declared (Note 12)	0	0		(7,031,856)	(7,031,856)
Offering expenses paid	$ 0	(46,020)		0	(46,020)
Balance (in shares) at Jun. 30, 2023	6,995,752
Balance at Jun. 30, 2023	$ 209,873	$ 258,970,263		$ (41,996,452)	$ 217,183,684

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.